EMPLOYEE BENEFITS - Fair Value of Shares Granted (Details)	12 Months Ended
	Dec. 31, 2023 year $ / shares	Dec. 31, 2022 year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share)	$ 52.10
Expected option life | year	6
Volatility	40.00%
Risk-free interest rate	3.10%
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share)		$ 206.23
Expected option life | year		7
Volatility		42.78%
Risk-free interest rate		2.63%
2014 Plan | Non US Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share)	$ 133.3
Expected option life | year	8
Incremental fair value	$ 19.63
2014 Plan | US Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share)	$ 128.8
Expected option life | year	7
Incremental fair value	$ 14.61